Capital Stock (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Capital Stock (Textual)
Common stock sold and issued an aggregate		628,667
Sale of common stock price		$ 0.75	$ 0.75
Gross proceeds from stock		$ 471,500
Received from stock amount		$ 100,000	$ 2,600,000
Stock subscription agreement to purchase common stock		133,333
Subsequent Event [Member]
Capital Stock (Textual)
Received from stock amount	$ 125,000
Capital Stock [Member]
Capital Stock (Textual)
Common stock sold and issued an aggregate		795,333
Sale of common stock price		$ 0.75
Gross proceeds from stock		$ 596,500
Received from stock amount		$ 200,000
Stock subscription agreement to purchase common stock		266,667
Common stock, price per share		$ 0.75
Common stock exchange for professional services		6,448
Common stock in exchange for professional services, value		$ 4,836